INTANGIBLE ASSETS (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Amortization of intangible asset	$ 500,964
Oxford City Basketball League membership, net	8,437
Online course development	100,000
OXFC LLC - Trade Name
Date of Agreement	Jul. 01, 2013
Intangible asset, net	475,651
Amortization of intangible asset	475,651
Acquisition Cost	475,651
OXFC Basketball League
Date of Agreement	Oct. 01, 2013
Intangible asset, net	8,437
Amortization of intangible asset	25,313
Acquisition Cost	33,750
Issue of shares, Series B	80,000
Premier Arena Soccer
Date of Agreement	Apr. 22, 2014
Deposit	10,000
Deposit, Future	$ 20,000